Other Operating Income and Expense (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Operating Income and Expense
ATM expense	$ 441	$ 588
Data processing	838	708
Deposit program expense	176	306
Dues and subscriptions	731	740
Internet banking expense	1,193	1,067
Office supplies	529	534
Telephone	498	595
Deferred comp expense	129	555
Other	4,419	4,637
Other non-interest expense	$ 8,954	$ 9,730